Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share Tables
Schedule of basic earnings per share and diluted earnings per share

(Dollars in thousands, except per share data)

	2013	2012	2011
Basic
Net income	$5,094	$4,262	$3,513

Weighted average common shares outstanding	3,296,408	3,296,462	3,286,969

Basic earnings per common share	$1.55	$1.29	$1.07

Diluted
Net income	$5,094	$4,262	$3,513

Weighted average common shares outstanding	3,296,408	3,296,462	3,286,969
Plus dilutive stock options and restricted stock units	5,653	436	—

Weighted average common shares outstanding and potentially dilutive shares	3,302,061	3,296,898	3,286,969

Diluted earnings per common share	$1.54	$1.29	$1.07